GOODWILL - Change in Balance of Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in intangible assets and goodwill [abstract]
Impairment	$ 111	$ 175
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of year	8,585	5,244
Acquisitions through business combinations	7,446	3,967
Impairment	111	175
Dispositions	(3)	(171)
Assets reclassified as held for sale	(11)	0
Foreign currency translation	(427)	(280)
Balance at end of year	$ 15,479	$ 8,585